Cover	Aug. 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2023
Entity Registrant Name	TATTOOED CHEF, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38615
Entity Tax Identification Number	82-5457906
Entity Address, Address Line One	6305 Alondra Boulevard
Entity Address, City or Town	Paramount
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90723
City Area Code	562
Local Phone Number	602-0822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Entity Emerging Growth Company	false
Entity Central Index Key	0001741231
Amendment Flag	false